Accounts Receivable	12 Months Ended
Mar. 31, 2020
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE
3.	ACCOUNTS RECEIVABLE

	March 31, 2020	March 31, 2019
Accounts receivable	$805,350	$1,727,645
Allowance for doubtful accounts	(805,350)	-
	$-	$1,727,645

The movements in the allowance for doubtful accounts were as follows:

	2020	2019	2019
Balances as of April 1	$-	$-	$-
Amount charged to expenses	805,350	-	-
Amounts written off	-	-	-
	$805,350	$-	$-